Form N-1A Cover	May 15, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	DBX ETF Trust
Entity Central Index Key	0001503123
Entity Investment Company Type	N-1A
Document Period End Date	May 15, 2026
Prospectus Date	Dec. 19, 2025
Supplement to Prospectus [Text Block]	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATIONXtrackers MSCI Emerging Markets Climate Selection ETF (EMCS)Effective on or about June 1, 2026 (the “Effective Date”), the fund will change its name from Xtrackers MSCI Emerging Markets Climate Selection ETF to Xtrackers MSCI Emerging Markets Select ETF. Accordingly, as of the Effective Date, all references to Xtrackers MSCI Emerging Markets Climate Selection ETF in the fund’s summary prospectus, prospectus and statement of additional information (SAI) will be changed to Xtrackers MSCI Emerging Markets Select ETF. The fund’s ticker symbol, EMCS, will remain unchanged.The fund name change is being made in connection with certain upcoming changes to the fund’s underlying index, the MSCI Global Climate 500 Emerging Markets Selection Index (the “Underlying Index”). On the Effective Date, the Underlying Index will change its name to the MSCI Global Select 500 - Emerging Markets Subset Index and the screening methodology of the Underlying Index’s parent index, the MSCI ACWI Select Climate 500 Index (the “Parent Index”), will change as follows: (i) the Controversial Weapons and Nuclear Weapons screens will be updated to exclude companies if their MSCI Country of Classification is not a member of NATO, the Indo-Pacific NATO partners or Switzerland; (ii) the Thermal Coal Mining and Thermal Coal Power screens will be updated to exclude companies involved in revenue-based activities related to thermal coal if they have not set emission reduction targets approved by the Science Based Targets initiative (SBTi); (iii) the Tobacco producer and revenue screens will be eliminated; (iv) the requirement that a company have at least a 7% average reduction per year in greenhouse gas emissions related to its financing will be lowered to 6%; and (v) the requirement that a company have at least a 10% average reduction per year in greenhouse gas emissions connected to its revenue will be eliminated. Company ratings and research utilized in the updated Parent Index will be produced and provided by MSCI Solutions. All other aspects of the fund’s Underlying Index will remain unchanged.Accordingly, as of the Effective Date, the fund’s summary prospectus and prospectus are modified as set forth below.The following disclosure replaces the existing similar disclosure contained in the first paragraph under the “Overview of Parent Index Construction” sub-heading in the “PRINCIPAL INVESTMENT STRATEGIES” section of the fund’s summary prospectus and summary section of the fund's prospectus:The ESG aspects of the Underlying Index derive from its Parent Index. To construct the Parent Index, the Index Provider conducts screens on the universe of companies within the MSCI ACWI ex Select Countries Index seeking to exclude companies whose activities in the areas of controversial or nuclear weapons, thermal coal mining or thermal coal-based power generation meet certain business involvement criteria, as determined by MSCI Solutions.